Net interest income (Tables)	12 Months Ended
Sep. 30, 2022
Net interest income
Schedule of net interest income

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Interest income[1]
Calculated using the effective interest method
Cash and balances with central banks	683	30	135	534	14
Collateral paid	68	16	75	67	15
Investment securities	1,126	1,200	1,521	1,002	1,120
Loans	21,096	20,756	24,848	17,853	17,971
Other financial assets	2	2	17	2	2
Due from subsidiaries[2]	-	-	-	797	645
Assets held for sale	6	128	-	6	50
Total interest income calculated using the effective interest method[2]	22,981	22,132	26,596	20,261	19,817
Other
Net ineffectiveness on qualifying hedges	(77)	(46)	87	(80)	(42)
Trading securities and financial assets measured at FVIS and loans	347	192	364	317	182
Due from subsidiaries	-	-	-	115	118
Total other	270	146	451	352	258
Total interest income[2]	23,251	22,278	27,047	20,613	20,075
Interest expense
Calculated using the effective interest method
Collateral received	(64)	(4)	(26)	(64)	(3)
Deposits and other borrowings	(2,810)	(1,801)	(4,652)	(2,097)	(1,402)
Debt Issues	(2,257)	(1,861)	(2,907)	(2,028)	(1,655)
Due to subsidiaries[2]	-	-	-	(1,389)	(1,119)
Loan capital	(1,026)	(849)	(800)	(1,025)	(849)
Other financial liabilities	(162)	(112)	(98)	(124)	(110)
Liabilities held for sale	-	(11)	-	-	(9)
Total interest expense calculated using the effective interest method[2]	(6,319)	(4,638)	(8,483)	(6,727)	(5,147)
Other
Deposits and other borrowings	(399)	(67)	(402)	(345)	(48)
Trading liabilities[3]	1,169	(122)	(787)	1,177	297
Debt issues	(93)	(64)	(107)	(57)	(58)
Bank levy	(340)	(392)	(408)	(340)	(392)
Due to subsidiaries	-	-	-	93	(296)
Other interest expense	(108)	(136)	(164)	(97)	(126)
Liabilities held for sale	-	(1)	-	-	-
Total other	229	(782)	(1,868)	431	(623)
Total interest expense[2]	(6,090)	(5,420)	(10,351)	(6,296)	(5,770)
Total net interest income[2]	17,161	16,858	16,696	14,317	14,305

1.

Interest income included items relating to compliance, regulation and remediation costs recognised as an addition in interest income of $1 million (2021: $106 million addition, 2020: $170 million reduction) for the Group, and an addition of $7 million (2021: $149 million addition) for the Parent Entity. Refer to Note 26 for further details.

2.Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.

3.	Includes net impact of Treasury balance sheet management activities.